Summary of Significant Accounting Policies (Details) - USD ($)	4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Annual gross revenues	$ 1,235,000,000
Non-convertible debt	1,000,000,000			$ 1,000,000,000
Ordinary share value	$ 150,000,000
Sponsor fee				4,000,000
Business combination related costs				4,000,000
SPAC transaction expense				$ 4,000,000
Success fee, percentage				2.00%
Advisory amount				$ 24,000,000
Corporate tax rate	0.00%			0.00%
Unrecognized tax benefits
Payment of interest and penalties
Tax provision		$ (313,000)	$ (657,000)
Stablecoins balances	8,200,000			8,200,000	5,100,000
Non-Affiliates [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary share value	700,000,000
Tax provision
Coinshares International Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Tax provision				449,000	935,000	715,000
Net unrealized transactions gains				11,500,000	6,900,000	3,200,000
Net realized transactions gains losses				1,100,000	(300)	$ 100,000
Loans Payable	69,800,000			69,800,000	197,300,000
Solana seed balance amount	155,100,000			155,100,000	$ 224,200,000
Deferred transaction Costs				$ 3,800,000
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary share value	$ 150,000,000
Common Stock [Member] | Holdco [Member]
Summary of Significant Accounting Policies [Line Items]
SPAC per share (in Dollars per share)				$ 10
Forfeited amount				$ 4,000,000